As filed with the Securities and Exchange Commission on November 24, 2020

Securities Act File No. 333-

Investment Company Act File No. 811-23574

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. ☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 5

PGIM Short Duration High Yield Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

655 Broad Street, Newark, NJ 07102-4410

(Address of Principal Executive Office)

(Registrant’s Telephone Number, including Area Code):  (973) 802-5032

Claudia DiGiacomo, Esq.
PGIM Investments LLC
655 Broad Street, Newark, NJ 07102-4410

(Name and Address of Agent for Service)

With Copies to:

Frank P. Bruno, Esq. James C. Munsell, Esq. Kenny S. Terrero, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	David Wohl, Esq. Weil, Gotshal & Manges LLP 767 Fifth Avenue New York, New York 10153

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box ☐.

It is proposed that this filing will become effective (check appropriate box):

☐                          when declared effective pursuant to section 8(c).

If appropriate, check the following box:

☐                          This post-effective amendment designates a new effective date for a previously filed registration statement.

☒                        This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-238603.

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares	2,129,603 shares	$20.00	$42,592,060	$4,646.79

(1)         Estimated solely for the purpose of calculating the registration fee.

(2)         Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional common shares of beneficial interest, $0.001 par value per share (“Common Shares”) of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-238603), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on November 24, 2020, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25: Financial Statements and Exhibits.

1.	Part A — None

Part B — Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of October 13, 2020

2.	Exhibits:

(a)(1)	Certificate of Trust (1)

(a)(2)	Declaration of Trust (2)

(a)(3)	Amended and Restated Declaration of Trust (2)

(b)	Bylaws (2)

(c)	Not applicable

(d)	Portions of Declaration of Trust and Bylaws of the Registrant defining the rights of shareholders of the Common Shares.**

(e)	Dividend Reinvestment Plan (7)

(f)	Not applicable

(g)(1)	Investment Management Agreement between the Registrant and PGIM Investments LLC (the “Manager”).(2)

(g)(2)	Subadvisory Agreement between the Manager and PGIM, Inc. and PGIM Limited (the “Subadviser”). (7)

(h)(1)	Form of Underwriting Agreement. (7)

(h)(2)	Form of Master Selected Dealer Agreement(7)

(h)(3)	Form of Master Agreement Among Underwriters(7)

(h)(4)	Form of Structuring and Syndication Fee Agreement with Morgan Stanley & Co. LLC.(8)

(h)(5)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC. (8)

(h)(6)	Form of Fee Agreement with Oppenheimer & Co. Inc. (8)

(h)(7)	Form of Fee Agreement with RBC Capital Markets, LLC. (8)

(h)(8)	Form of Fee Agreement with Stifel, Nicolaus & Company, Incorporated. (8)

(i)	Not applicable

(j)(1)	Custodian Agreement (3)

(j)(2)	Amendment to Custodian Agreement, relating to the Registrant. (7)

(j)(3)	Accounting Services Agreement. (4)

(j)(4)	Fund Addition to Accounting Services Agreement, relating to the Registrant. (7)

(k)(1)	Form of Transfer Agency and Service Agreement (5)

(k)(2)	Amendment to Transfer Agency and Service Agreement, relating to the Registrant. (7)

(l)(1)	Opinion and Consent of Venable LLP, Special Maryland Counsel for the Fund *

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm *

(o)	Not Applicable.

(p)	Certificate of Initial Shareholder(7)

(q)	Not Applicable.

(r)(1)	Code of Ethics of the Fund (2)

(r)(2)	Code of Ethics of the Manager and Subadviser (6)

(s)	Powers of Attorney (2)

(t)	Certified Resolution of the Board of Trustees of the Fund(2)

(*)         Filed herewith

(**)  Reference is made to Articles V, VI and VII of the Registrant’s Amended and Restated Declaration of Trust, filed as Exhibit 2(a) to this Registration Statement; and to Article II of the Registrant’s Bylaws, filed as Exhibit 2(b) to this Registration Statement.

(1)   Incorporated by reference to the Registrant’s initial Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on May 22, 2020.

(2)   Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on October 9, 2020.

(3)   Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A to Prudential Investment Portfolios 5 (333-82621) filed via EDGAR on October 2, 2003.

(4)   Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A to Prudential Investment Portfolios 3 (333-95849) filed via EDGAR on May 31, 2006.

(5)   Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 to Prudential Short Duration High Yield Fund, Inc. (333-178016) filed via EDGAR on March 15, 2012.

(6)   Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A to Prudential Investment Portfolios 5 (333-82621) filed via EDGAR on December 16, 2019.

(7)   Incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant Statement on Form N-2, as filed with the Securities and Exchange Commission on October 23, 2020.

(8)   Incorporated by reference to Pre-Effective Amendment No. 4 to the Registrant Statement on Form N-2, as filed with the Securities and Exchange Commission on November 23, 2020.

Item 26: Marketing Arrangements.

Reference is made to the forms of the agreements included as Exhibits (h)(1) - (h)(8) hereto.

Item 27: Other Expenses of Issuance and Distribution.

Securities and Exchange Commission Registration Fees	$59,197
New York Stock Exchange	$40,000
Financial Industry Regulatory Authority, Inc. Fees	$92,300
Printing and Engraving Fees	$43,500
Legal Fees	$650,000
Audit Fees	$35,000
Miscellaneous Expenses	$580,003
Total	$1,500,000

Item 28: Persons Controlled by or Under Common Control with Registrant.

Immediately prior to this offering, the Manager will own shares of the Registrant, representing 100% of the common shares outstanding.  Following the completion of this offering, the Manager’s share ownership is expected to represent less than 1% of the common shares outstanding.

Item 29: Number of Holders of Securities.

As of November 15, 2020:

Title of Class	Number of Record Holders
Common Shares, $0.001 par value	1

Item 30: Indemnification.

Maryland law permits a Maryland statutory trust to include in its declaration of trust a provision limiting the liability of its trustees and officers to the trust and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty that is established by a final judgment as being material to the cause of action. The Registrant’s Declaration of Trust contains such a provision that limits present and former trustees’ and officers’ liability to the Registrant and its shareholders for money damages to the maximum extent permitted by Maryland law in effect from time to time, subject to the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s Declaration of Trust obligates it to the maximum extent permitted by Maryland law to indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to:

•                  any present or former trustee or officer who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity; or

•                  any individual who, while a trustee or officer of the Registrant and at the Registrant’s request, serves or has served as a director, trustee, officer, partner, member or manager of another trust, corporation, real estate investment trust, partnership, joint venture, limited liability company, employee benefit plan or any other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity.

The Registrant’s Declaration of Trust also permits it, with Board approval, to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and to any employee or agent of the Registrant or a predecessor of the Registrant.

In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 31: Business and Other Connections of Investment Adviser and Sub-Adviser.

The description of the Manager and Subadviser under the caption “Management and Advisory Agreements” in the prospectus, which forms part of this registration statement, is incorporated by reference herein. Information as to the directors and officers of the Manager, PGIM, Inc. and PGIM Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Manager, PGIM, Inc. and PGIM Limited in the last two years, is included in each of the Manager’s, PGIM, Inc.’s and PGIM Limited’s application for registration as an investment adviser on Form ADV (File No. 801-31104, File No. 801-22808 and File No. 801-73882, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Manager’s principal business address is 655 Broad Street, Newark, NJ 07102-4077. The principal business address of PGIM, Inc. is 655 Broad Street, Newark, NJ 07102-4077. The principal business address of PGIM Limited is Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR.

Item 32: Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)           the Registrant, PGIM Short Duration High Yield Opportunities Fund, 655 Broad Street, Newark, NJ 07102;

(2)           the Transfer Agent, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000;

(3)           the Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286;

(4)           the Manager, PGIM Investments LLC, 655 Broad Street, Newark, NJ 07102; and

(5)           the Subadviser, PGIM Inc., 655 Broad Street, Newark, NJ 07102 and PGIM Limited, Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR.

Item 33: Management Services.

Not applicable.

Item 34: Undertakings.

(1) Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) Registrant hereby undertakes that:

(a) for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7) Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey on the 24th day of November, 2020.

PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND

By:	*Stuart S. Parker
Name: Stuart S. Parker
Title: President

Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

By:	*Stuart S. Parker	President, Chief Executive Officer and
	Stuart S. Parker	Principal Executive Officer

By:	*Christian J. Kelly	Treasurer, Chief Financial Officer and
	Christian J. Kelly	Principal Financial and Accounting Officer

By:	*Ellen S. Alberding	Trustee
Ellen S. Alberding

By:	*Kevin J. Bannon	Trustee
Kevin J. Bannon

By:	*Scott E. Benjamin	Trustee
Scott E. Benjamin

By:	*Linda W. Bynoe	Trustee
Linda W. Bynoe

By:	*Barry H. Evans	Trustee
Barry H. Evans

By:	*Keith F. Hartstein	Trustee
Keith F. Hartstein

By:	*Laurie Simon Hodrick	Trustee
Laurie Simon Hodrick

By:	*Brian K. Reid	Trustee
Brian K. Reid

By:	*Grace C. Torres	Trustee
Grace C. Torres

*By:	/s/ Claudia DiGiacomo	Attorney-in-Fact	November 24, 2020
Claudia DiGiacomo

*Pursuant to powers of attorney filed as an exhibit to the Fund’s Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, Registration Nos. 333-238603 and 811-23574 (filed October 9, 2020).

EXHIBIT INDEX

Exhibit	Name
(l)(1)	Opinion and Consent of Venable LLP, Special Maryland Counsel for the Fund.
(n)	Consent of Independent Registered Public Accounting Firm